Nature of Operations and Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2012
Accounting Policies [Abstract]
Nature Of Operations and Summary Of Significant Accounting Policies [Text Block]

Note 1: Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations

First Robinson Financial Corporation (the “Company”) is a bank holding company whose principal activity is the ownership and management of its wholly-owned subsidiary, First Robinson Savings Bank, N.A. (the “Bank”). The Bank is primarily engaged in providing a full range of banking and financial services to individual and corporate customers in Crawford and surrounding counties in Illinois and Knox and surrounding counties in Indiana. The Bank is subject to competition from other financial institutions. The Company and the Bank are subject to the regulation of certain federal and state agencies and undergo periodic examinations by those regulatory authorities.

Principles of Consolidation and Financial Statement Presentation

The consolidated financial statements include the accounts of the Company and the Bank. All significant inter-company accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses, the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans, Federal Home Loan Bank stock impairment, valuation of deferred tax assets and loan servicing rights.

Cash Equivalents

The Company considers all liquid investments with original maturities of three months or less to be cash equivalents. At March 31, 2012 and 2011, cash equivalents consisted primarily of interest-earning and non-interest earning demand deposits in banks.

Effective July 21, 2010, the FDIC’s insurance limits were permanently increased to $250,000. At March 31, 2012, the Company’s interest-bearing cash accounts did not exceed federally insured limits.

Pursuant to legislation enacted in 2010, the FDIC will fully insure all noninterest-bearing transaction accounts beginning December 31, 2010 through December 31, 2012, at all FDIC insured institutions.

Securities

Certain debt securities that management has the positive intent and ability to hold to maturity are classified as “held-to-maturity” and recorded at amortized cost. Securities not classified as held-to-maturity are classified as “available-for-sale” securities and recorded at fair value with unrealized gains and losses excluded from earnings and reported in other comprehensive income. Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

For debt securities with fair value below amortized costs when the Company does not intend to sell a debt security, and it is more-likely-than-not, the Company will not have to sell the security before recovery of its cost basis, it recognizes the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income. For held-to-maturity debt securities, the amount of an other-than-temporary impairment recorded in other comprehensive income for the noncredit portion of a previous other-than-temporary impairment is amortized prospectively over the remaining life of the security on the basis of the timing of future estimated cash flows of the security. The Company did not recognize any other-than-temporary impairment during the fiscal years ended March 31, 2012 and 2011.

Loans Held for Sale

Mortgage loans originated and intended for sale on the secondary market are carried at the lower of cost or fair value in the aggregate. Net realized losses, if any, are recognized through a valuation allowance by charges to income. Gains and losses on loan sales are recorded in non-interest income, and direct loan origination costs and fees are recognized at origination of the loan and are recognized in non-interest income upon sale of the loan.

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding principal balances adjusted for charge-offs, the allowance for loan losses, and any unamortized deferred fees or costs on originated loans.

For loans amortized at cost, interest income is accrued based on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, as well as premiums and discounts, are deferred and amortized as a level yield adjustment over the respective term of the loan.

The accrual of interest on mortgage and commercial loans is discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection. Past due status is passed on contractual terms of the loan. In all cases, loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected for loans that are placed on nonaccrual or charged off are reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual basis when all the principal and interest amounts contractually due are brought current and future payments are reasonable assured.

Allowance for Loan Losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to income. Loan losses are charged against the allowance when management believes the uncollectability of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectability of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral, and prevailing economic conditions. This evaluation is inherently subjective, as it requires estimates that are susceptible to significant revision as more information becomes available. Management’s evaluation is also subject to review and potential change, by bank regulatory authorities.

The allowance consists of allocated and general components. The allocated component relates to loans that are classified as impaired. For those loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers nonclassified loans and is based on historical charge-off experience and expected loss given default derived from the Company’s internal risk rating process. Other adjustments may be made to the allowance for pools of loans after an assessment of internal and external influences on credit quality that are not fully reflected in the historical loss or risk rating data.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due, according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Groups of loans with similar risk characteristics, including individually evaluated loans not determined to be impaired, are collectively evaluated for impairment based on the group’s historical loss experience adjusted for changes in trends, conditions and other relevant factors that affect repayment of the loans. Accordingly, the Company does not separately identify individual consumer and residential loans for impairment measurements, unless such loans are the subject of a restructuring agreement due to financial difficulties of the borrower.

Premises and Equipment

Depreciable assets are stated at cost less accumulated depreciation. Depreciation is charged to expense using the straight-line method over the estimated useful lives of the assets. Estimated lives are generally 30 to 40 years for premises and 3 to 5 years for equipment.

Federal Reserve Bank Stock

Federal Reserve Bank stock is a required investment for institutions that are members of the Federal Reserve Bank systems. The required investment in the common stock is based on a predetermined formula, carried at cost and evaluated for impairment.

Federal Home Loan Bank Stock

Federal Home Loan Bank stock is stated at cost and is a required investment for institutions that are members of the Federal Home Loan Bank system. The required investment in the common stock is based on a predetermined formula, carried at cost and evaluated for impairment.

The Company owned approximately $879,000 of Federal Home Loan Bank of Chicago (“FHLB”) stock as of March 31, 2012 and 2011. During the third quarter of 2007, FHLB received a Cease and Desist Order from their regulator, the Federal Housing Finance Board. The Cease and Desist Order was terminated as of April 18, 2012. The order prohibited capital stock repurchases and redemptions and the payment of a dividend without regulatory approval. With regard to dividends, the FHLB can now declare quarterly dividends without the consent of the regulator subject to the dividend payment being at or below the average of three-month LIBOR for that quarter and the payment of the dividend will not result in the FHLB’s retain earnings falling below the level at the previous year-end. The FHLB did not pay a dividend during the fourth quarter of 2007 or the calendar years of 2008, 2009 and 2010; however, the FHLB declared and paid quarterly dividends at the annualized rate of 10 basis points in calendar year 2011 and the first quarter of calendar 2012. Management performed an analysis and determined the cost method investment in FHLB stock is ultimately recoverable and therefore not impaired for the years ended March 31, 2012 and 2011.

Foreclosed Assets Held for Sale

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at the lower of the carrying value of the loan or fair value at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, management periodically performs valuations and the assets are carried at the lower of carrying amount or fair value less cost to sell. Revenue and expenses from operations and changes in the valuation allowance are included in net income or expense from foreclosed assets.

Mortgage Servicing Rights

Mortgage servicing assets are recognized separately when rights are acquired through purchase or through sale of financial assets. Under the servicing assets and liabilities accounting guidance (ASC 860-50), servicing rights resulting from the sale or securitization of loans originated by the Company are initially measured at fair value at the date of transfer. The Company subsequently measures each class of servicing asset using the amortization method. Under the amortization method, servicing rights are amortized in proportion to and over the period of estimated net servicing income. The amortized assets are assessed for impairment or increased obligation based on fair value at each reporting date.

Fair value is based on market prices for comparable mortgage servicing contracts, when available, or alternatively, is based on a valuation model that calculates the present value of estimated future net servicing income. The valuation model incorporates assumptions that market participants would use in estimating future net servicing income, such as the cost to service, the discount rate, the custodial earnings rate, an inflation rate, ancillary income, prepayment speeds and default rates and losses. These variables change from quarter to quarter as market conditions and projected interest rates change, and may have an adverse impact on the value of the mortgage servicing right and may result in a reduction to noninterest income.

Each class of separately recognized servicing assets subsequently measured using the amortization method are evaluated and measured for impairment. Impairment is determined by stratifying rights into tranches based on predominant characteristics, such as interest rate, loan type and investor type. Impairment is recognized through a valuation allowance for an individual tranche, to the extent that fair value is less than the carrying amount of the servicing assets for that tranche. The valuation allowance is adjusted to reflect changes in measurement of impairment after the initial measurement of impairment. Changes in valuation allowances are reported with charges and other fees on loans on the income statement. Fair value in excess of the carrying amount of servicing assets for that stratum is not recognized.

Servicing fee income is recorded for fees earned for servicing loans. The fees are based on a contractual percentage of the outstanding principal or a fixed amount per loan and are recorded as income when earned. The amortization of mortgage servicing rights is netted against loan servicing fee income.

Incentive Plans

The Company has a Director’s Retirement Plan (DRP) deferred compensation plan where certain directors’ fees earned are deferred and placed in a “Rabbi Trust”. The DRP purchases stock of the Company with the funds. The deferred liability is equal to the shares owned multiplied by the market value at year-end. The deferred value of the shares purchased is netted from additional paid in capital. The change in share price is reflected as compensation expense subject to the transitional provisions for shares held by the Rabbi Trust at September 30, 1998.

Treasury Stock

Treasury stock is stated at cost. Cost is determined by the first-in, first-out method.

Transfer of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company – but presumptively beyond the reach of the transferor and its creditors, even in bankruptcy or other receivership, (2) the transferee obtains the right (free of convictions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity or the ability to unilaterally cause the holder to return specific assets.

Income Taxes

The Company accounts for income taxes in accordance with income tax accounting guidance (ASC 740, Income Taxes). The income tax accounting guidance results in two components of income tax expense: current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current year by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues. The Company determines deferred income taxes using the balance sheet method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur. Deferred income tax expense results from changes in deferred tax asses and liabilities between periods. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

Uncertain tax positions are recognized if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination. The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances and information available at the reporting date is subject to management’s judgment.

The Company files consolidated income tax returns with its subsidiary.

Earnings Per Common Share

Basic earnings per common share represent income available to common stockholders divided by the weighted-average number of common shares outstanding during each period. Diluted earnings per common share reflect additional potential common shares that would have been outstanding if dilutive potential common shares had been issued, as well as any adjustment to income that would result from the assumed issuance. Potential common shares that may be issued by the Company relate solely to outstanding incentive plan shares and are determined using the treasury stock method.

Treasury stock shares are not deemed outstanding for earnings per share calculations.

Comprehensive Income

Comprehensive income consists of net income and other comprehensive income, net of applicable income taxes. Other comprehensive income includes unrealized appreciation (depreciation) on available for sale securities.

Reclassifications

Certain reclassifications have been made to the 2011 consolidated financial statements to conform to the 2012 financial statement presentation. These reclassifications had no effect on net income.